Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BOOST RUN INC.
Entity Central Index Key	0002090646
Entity Tax Identification Number	39-4824850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Revere Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	(847)
Local Phone Number	489-3367
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5 Revere Drive,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	(847)
Local Phone Number	489-3367
Contact Personnel Name	Andrew Karos